19. Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share
Loss Per Share

Loss per common share is calculated by dividing the loss of the period by the weighted average number of common shares outstanding during the period.

	2015	2016	2017
Net loss	(20,239)	(32,216)	(30,223)
Weighted number of common shares outstanding	28,477,438	33,259,505	43,746,073

Loss per share in € per share	(0.71)	(0.97)	(0.69)

No instruments had a dilutive effect.